UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Item 1: Report to Shareholders

International Equity Index Fund	October 31, 2009

The views and opinions in this report were current as of October 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International equities fell to multiyear lows early in the year before embarking on a powerful rally that recouped some earlier losses. The net results were strong gains during the past 12 months following a crushing global sell-off. A combination of stimulus packages enacted by governments and central banks across the globe fueled this remarkable performance. In this extraordinary environment, your fund generated excellent returns during the fiscal year under review.

The fund returned 30.94% and 25.96%, respectively, during the 6- and 12-month periods ended October 31, 2009, slightly behind the results for the FTSE Developed ex North America Index. The gains occurred as the market recovered from one of the most devastating periods for equity investors in history. Investors rediscovered their appetites for risk following massive efforts to end the widespread asset meltdown and breathe new life into the global economy.

Fund results relative to the benchmark over the full year primarily reflect the fund’s operating and management expenses, taxes, and “fair value” pricing at the beginning of the period, none of which are incurred by the benchmark. As described in the fund’s prospectus, since there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after foreign markets close. The fund values its portfolio securities in this way to protect the fund and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributed to the performance disparity between the fund and the index.

The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in over 20 countries. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their weighting in the index.

At the end of October, Europe represented 63% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification table for a breakdown of regional allocations). Financial stocks were the largest sector at 24.9% of assets, followed by industrials and business services (10.8%), consumer staples (9.7%), consumer discretionary (9.1%), and materials (9.0%).

MARKET REVIEW

In late 2008 and early 2009, shock waves from the financial crisis and the ensuing economic collapse weighed on markets. An unprecedented package of supportive measures enacted by governments around the world, however, helped restore stability to the financial system and allowed companies to regain access to credit. Other policies, in the form of interest rate cuts, tax breaks, and subsidies, were implemented in an attempt to underpin consumer spending. Markets hit their lows in early March before turning higher in anticipation of a recovery in the global economy. They strengthened further as most developed countries, which had been hardest hit by the slowdown, gradually clawed their way back from the recession.

European equities posted double-digit gains during the past six months, recovering from steep declines at their lowest points during the year. Corporate earnings in these countries were supportive, holding up better than had been forecasted at the trough of the economic slowdown. Companies proved adept at cutting costs and running down inventories to counter falling revenues. Of the major developed markets, Japan was relatively weak as its exporters struggled to cope with a rise in the yen, and equities were affected by persistent deflationary pressures within the economy.

There was a sharp differentiation in performance among sectors. Materials delivered the strongest returns, boosted by renewed global demand for commodities, with China’s capital expenditure program acting as a key influence. The information technology sector also outperformed as many companies that had endured the bursting of the dot-com bubble proved adept at navigating the downturn. The financials sector enjoyed a spectacular turnaround in the second half of the fiscal year, more than doubling from its lows as investors became increasingly convinced that the worst of the financial crisis had passed. A notable laggard was the health care segment, which was overshadowed by uncertainty about the scope of U.S. reforms.

PORTFOLIO HIGHLIGHTS

Financials dominated fund performance during the past six months and year, since it constitutes the largest sector in our benchmark index and, consequently, in our portfolio. U.K. bank HSBC was a standout, contributing the most to fund results during the past six months. The stock remains one of our major portfolio holdings. Other financial stocks that aided performance included Spain’s Banco Santander and Banco Bilbao Vizcaya Argenta, BNP Paribas of France, Commonwealth Bank of Australia, and Westpac Banking, also based in Australia. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Some of the stocks that restrained results over the first half of the fund’s fiscal year made positive contributions in the second half. Switzerland-based Roche Holding and Novartis, two of our largest health care positions, were among the portfolio’s best performers. GlaxoSmithKline and AstraZeneca, two U.K. holdings, were other positive contributors within the group. Among consumer staples, Switzerland’s Nestle in the food products industry was a top contributor to fund results, and tobacco giant British American Tobacco and U.K. beverage conglomerate Diageo were also positive. Energy giants BP, Royal Dutch Shell, and France’s Total rallied sharply in the second half as oil prices rebounded from earlier lows. These stocks, too, had detracted from results during the previous six-month period.

The materials sector continued the strength exhibited earlier in the year thanks to rising demand for commodities. A major holding in the group, the U.K.’s BHP Billiton, a metals and mining stock, advanced sharply thanks to a rebound in gold and commodities prices. Australia’s Rio Tinto, another mining stock, also did well during the past six months. German industrial conglomerate Siemens, one of our top 25 positions, continued its standout performance and helped boost fund performance throughout the fiscal year, as did Germany’s BASF in the chemicals industry.

While the overwhelming majority of portfolio holdings ended in positive territory during the recent six-month period, the fund was not without its laggards. Automaker Volkswagen, as might be expected, was off sharply along with other notable names in the industry as auto sales plummeted. Finland’s Nokia was another poor performer, hampered by the lingering recession, and the U.K.’s Lloyds Banking Group failed to participate in the global resurgence during the second half.

INVESTMENT OUTLOOK

The current period is one of transition for international equities that will challenge investors but engender good opportunities to add value. On balance, we remain positive given that equities are still attractive compared with historical valuations and offer good upside potential relative to many asset classes. However, headwinds persist and global economic conditions are likely to remain tough into 2010. Although the global recession may have bottomed out, there is still great uncertainty about the strength of any recovery, with the secondary effects of higher unemployment not yet fully apparent. Moreover, while it appears we are beyond the midpoint of the financial crisis, there are serious ongoing problems. The emphasis is now shifting from high levels of consumer debt and the solvency of financial institutions to the creditworthiness of governments and the potential repercussions on currencies.

In addition, we believe the eventual withdrawal of economic and financial stabilization programs could become a concern for investors. A sustained recovery will depend on renewed consumer and corporate demand that will ultimately allow companies to rebuild profitability through sales growth.

We would like to remind our shareholders that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. While international stocks have come through an extremely volatile period, it is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

November 20, 2009

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	16,602	296
Total Argentina (Cost $296)		296
AUSTRALIA 7.4%		
Common Stocks 7.4%		
ABC Learning Centers (1)	18,727	0
Adelaide Brighton	17,812	44
AGL Energy	16,798	207
Alumina (1)	91,590	133
Amcor	42,850	220
AMP	75,582	395
Ansell	5,442	50
APN News & Media	5,891	12
Aristocrat Leisure	18,200	72
Asciano (1)	106,355	144
ASX	6,443	193
Austereo Group	6,922	9
Australand Property Group	48,631	23
Australia & New Zealand Banking	85,693	1,743
AWB	26,802	29
AXA Asia Pacific	55,898	208
Bank of Queensland	7,343	80
Bendigo & Adelaide Bank	12,790	103
BGP Holdings (EUR)(1)	347,336	0
BHP Billiton	76,467	2,511
Billabong International	6,720	61
BlueScope Steel	68,514	180
Boral	22,253	113
Brambles	52,615	329
Caltex Australia (1)	5,267	48
CFS Retail Property, Equity Units	65,401	112
Challenger Financial Services	17,762	58

Coca-Cola Amatil	20,887	198
Cochlear	2,088	120
Commonwealth Bank of Australia	55,818	2,570
Commonwealth Property Office, Equity Units	62,992	49
Computershare	20,856	202
Consolidated Media	20,303	55
Corporate Express Australia	3,308	13
Crown	20,303	147
CSL	22,179	624
CSR	49,953	84
Dexus Property Group	178,852	127
Downer EDI	9,279	70
Elders (1)	29,261	5
Energy Resources of Australia	2,952	61
Envestra	34,200	16
Fairfax Media	25,931	37
Flight Centre	3,144	47
Fortescue Metals Group (1)	86,954	291
Foster's Group	72,467	353
Goodman Fielder	51,691	74
Goodman Group	186,992	102
GPT Group, Equity Units	347,336	179
Gunns	28,047	25
Gwa International	10,750	27
Harvey Norman Holdings	30,894	109
Iluka Resources (1)	15,388	47
Incitec Pivot	59,989	139
Insurance Australia	77,748	260
IOOF Holdings Limited	9,092	43
iShares MSCI Australia Index Fund (USD)	14,800	325
James Hardie Industries, GDR (1)	16,224	103
Leighton Holdings	5,417	171
Lend Lease	16,680	137
Macquarie Airports, Rights, 10/27/09	27,117	69

Macquarie Group	12,226	531
Macquarie Infrastructure, Equity Units	87,051	112
Macquarie Office Trust, Equity Units	177,083	50
Map Group, Equity Units (1)	2,465	1
Metcash Trading	28,578	120
Mirvac Group	98,143	129
National Australia Bank	74,730	1,963
New Hope	9,448	35
Newcrest Mining	17,700	504
Nufarm	7,885	81
Oil Search	41,805	214
Onesteel	48,453	131
Orica	13,482	286
Origin Energy	32,727	465
OZ Minerals (1)	116,317	122
Paladin Energy (1)	23,424	85
Paperlinx (1)	17,438	8
Perpetual Limited	1,635	54
Qantas Airways	42,926	105
QBE Insurance	36,847	742
Rio Tinto	17,197	955
Santos	31,137	413
Sigma Pharmaceuticals	43,777	37
Sims Metal Management	6,842	121
Sonic Healthcare	14,410	178
SP Ausnet	40,489	32
Spotless Group	8,406	19
Stockland	89,486	297
Suncorp-Metway	46,691	363
Tabcorp Holdings	22,187	141
Tatts Group	47,494	105
Telstra	164,583	490
Ten Network Holdings	18,376	25
Toll Holdings	25,370	192

Tower Australia Group	12,858	34
Transurban Group	47,351	192
Wesfarmers	35,459	874
Wesfarmers Limited	6,904	173
West Australian Newspapers	2,479	16
Westfield Group	83,662	896
Westpac Bank	106,990	2,491
Woodside Petroleum	19,550	821
Woolworths	45,164	1,155
Worley Group	8,786	204
Total Australia (Cost $27,143)		29,918

AUSTRIA 0.4%

Common Stocks 0.4%

Erste Group Bank (2)	8,876	357
EVN	1,899	36
Immoeast AG (1)	16,465	87
Oest Elektrizitatswirts, Class A (2)	1,700	76
OMV (2)	5,630	233
Raiffeisen International (2)	1,742	102
Strabag	1,304	40
Telekom Austria	12,949	212
Vienna Insurance (2)	1,441	81
Voestalpine (2)	6,172	210
Wienerberger (1)	1,325	24
Total Austria (Cost $2,127)		1,458

BELGIUM 1.0%

Common Stocks 1.0%

Anheuser-Busch InBev	29,312	1,378
Anheuser-Busch InBev, WPR Strip (1)	11,328	—
Belgacom (2)	6,389	240

CNP-Cie Natle A Portefeuille	1,263	66
Colruyt (2)	499	119
Delhaize	3,756	255
Dexia (1)	19,846	165
Fortis (1)	88,264	382
Fortis, Rights, 7/4/14 (1)	30,311	0
Groupe Bruxelles Lambert (2)	3,028	267
KBC (1)	6,523	279
Mobistar	676	46
RTL Group	550	34
SES, FDR	12,498	271
Solvay	1,580	155
UCB (2)	5,131	219
Umicore	4,618	140
Total Belgium (Cost $4,487)		4,016

CHINA 0.7%

Common Stocks 0.7%

Agile Property (HKD) (2)	58,000	74
Alibaba.com (HKD)	57,500	132
Anta Sports Products (HKD)	28,000	34
Belle International Holdings (HKD)	98,000	99
C C Land Holdings (HKD)	40,000	22
Chaoda Modern Agriculture (HKD) (2)	114,464	88
China High Speed Transmission (HKD) (2)	23,000	46
China Huiyuan Juice (HKD) (2)	50,000	32
China Mengniu Dairy (HKD) (1)	42,000	118
China Travel International Investment (HKD) (2)	112,000	23
China Yurun Food Group (HKD)	44,000	91
Country Garden (HKD) (2)	128,000	49
Fosun International (HKD) (2)	76,500	52
Global Bio-Chem Technology (HKD)	68,000	17
Gome Electrical Appliances (HKD) (1)	414,920	122

Greentown China Holdings (HKD)	23,500	34
Hengan International Group (HKD)	32,000	205
Hidili Industry International Development (HKD) (1)	41,000	42
Hopewell Highway Infrastructure (HKD)	38,000	23
Hopson Development (HKD)	22,000	39
Huabao International (HKD)	45,000	42
KWG Property (HKD)	38,500	27
Levono Group (HKD) (2)	240,000	132
Li Ning (HKD) (2)	30,000	81
Melco International Development (HKD) (1)(2)	24,000	13
Nine Dragons Paper (HKD)	50,000	71
Parkson Retail (HKD)	32,500	53
Semiconductor Manufacturing (HKD) (1)	647,000	32
Shimao Property (HKD) (2)	49,500	92
Shui On Land (HKD)	54,450	33
Soho China (HKD) (2)	78,500	42
Tencent Holdings (HKD)	26,800	468
TPV Technology (HKD)	56,000	36
Want Want China Holdings (HKD)	198,000	115
Yangzijizng Shipbuilding (SGD)	67,000	47
Total China (Cost $2,302)		2,626

DENMARK 1.0%

Common Stocks 1.0%

AP Moller - Maersk, A Shares	36	238
AP Moller - Maersk, B Shares	46	312
Carlsberg	4,461	312
Coloplast	1,224	100
Danisco	1,790	111
Danske Bank (1)	25,682	593
Flsmidth	2,025	107
H. Lundbeck	2,273	44
Novo Nordisk	19,350	1,203

FOREIGN/EUROPE 0.4%

Common Stocks 0.4%

iShares MSCI EMU Index Fund	48,400	1,755
Total Foreign/Europe (Cost $1,210)		1,755

FRANCE 10.7%

Common Stocks 10.7%

Accor	8,422	405
Aeroports de Paris (2)	1,152	88
Air France (1)(2)	5,524	85
Air Liquide	9,543	1,031
Alcatel-Lucent (1)(2)	85,149	318
Alstom (2)	10,408	721
ArcelorMittal (2)	41,539	1,391
Atos Origin (1)	2,616	122
AXA	76,779	1,908
BIC	1,378	96
Biomerieux	694	77
BNP Paribas	36,580	2,752
Bouygues (2)	9,445	444
Bureau Veritas	2,084	115
Cap Gemini	5,412	251
Carrefour	25,870	1,111
Casino Guichard-Perrachon	1,666	132
Christian Dior	2,721	271
CIE Generale de Geophysique Veritas (1)(2)	5,382	107
Ciments Francais	437	48
CNP Assurances	1,663	161
Compagnie de Saint-Gobain (2)	18,077	880
Credit Agricole (2)	32,728	629
Danone	23,283	1,399
Dassault Systemes	2,221	128

EADS	12,277	230
EDF Energies Nouvelles (2)	818	44
Eiffage	2,578	141
Electricite de France	9,428	524
Eramet (2)	393	122
Essilor International	7,930	445
Euler Hermes (2)	504	40
Eurazeo	1,095	69
Eutelsat (2)	3,290	105
France Telecom	71,678	1,772
GDF Suez (2)	60,407	2,528
GDF Suez, WPR Strip (1)	2,058	—
Gecina (2)	737	78
Hermes International	3,007	419
ICADE	723	76
Iliad (2)	381	41
Imerys	1,406	77
Ipsen	591	30
JCDecaux (1)(2)	2,495	50
Klepierre (2)	3,054	127
L'Oreal	11,070	1,128
Lafarge	7,861	641
Lagardere	4,922	222
Legrand	4,029	109
LVMH Moet Hennessy Lou Vuitton	13,502	1,401
Michelin	4,082	302
Natixis (1)	32,892	184
PagesJaunes Groupe	5,472	67
Pernod-Ricard (2)	9,451	789
Peugeot (1)(2)	6,595	215
PPR	3,562	389
Publicis (2)	5,473	208
Renault (1)(2)	8,021	359
Safran	7,826	127

Sanofi-Aventis	36,238	2,649
Schneider Electric	9,010	936
SCOR SE	6,424	164
Societe des Autoroutes Paris-Rhin-Rhone (2)	883	66
Societe Generale (2)	26,082	1,732
Sodexo (2)	4,430	253
STMicroelectronics (2)	25,618	206
Suez Environnement	13,785	307
Technip	4,099	258
Television Francaise	6,051	95
Thales	2,956	143
Total	84,093	5,007
Unibail-Rodamco	2,988	662
Vallourec	2,030	321
Veolia Environnement	17,180	559
Vinci	18,142	947
Vivendi	42,767	1,185
Wendel (2)	983	54
Total France (Cost $52,750)		43,273

GERMANY 7.5%

Common Stocks 7.2%

Adidas	7,437	344
Allianz SE	16,544	1,896
BASF	33,926	1,815
Bayer AG	29,040	2,024
Beiersdorf (2)	3,405	209
BMW	11,062	541
Celesio (2)	3,300	82
Commerzbank (1)(2)	33,271	345
Daimler	37,627	1,832

Deutsche Bank	22,810	1,652
Deutsche Boerse	7,166	581
Deutsche Post	33,171	560
Deutsche Postbank (1)(2)	3,369	104
Deutsche Telekom	120,208	1,639
E.ON AG (2)	73,539	2,811
Fraport (2)	1,424	67
Fresenius	192	10
Fresenius Medical Care	8,160	396
GEA Group	6,906	130
Generali Deutschland	303	29
Hamburger Hafen Und Logistik (2)	1,100	43
Hannover Rueckversicherung (1)	2,263	102
Heidelberger Zement	7,082	422
Henkel AG	1,689	66
HOCHTIEF	1,971	148
Infineon Technologies (1)(2)	39,684	178
KS	6,193	337
Lanxess	3,123	98
Linde	4,644	486
Lufhansa	8,592	132
Man	5,291	436
Merck	2,424	228
METRO	6,082	338
Munich Re	7,586	1,203
Puma	243	74
Q-Cells (1)(2)	1,593	26
Qiagen NV (1)	6,955	144
RWE	14,427	1,263

Salzgitter AG	1,691	152
SAP (2)	33,786	1,527
Siemens (2)	33,598	3,027
Solarworld (2)	3,057	66
Suedzucker	2,186	45
ThyssenKrupp	14,181	456
TUI (1)(2)	9,760	68
TUI, Rights, 11/16/09 (1)	9,760	0
Volkswagen (2)	3,269	531
Wacker Chemie (2)	587	85
		28,748
Preferred Stocks 0.3%		
Fresenius	3,924	228
Henkel AG (2)	9,341	424
Porsche Automobil	3,284	251
Volkswagen	4,002	398
		1,301
Total Germany (Cost $32,585)		30,049
GREECE 0.6%		
Common Stocks 0.6%		
Alpha Bank (1)	15,315	293
Bank of Piraeus	12,603	215
Coca-Cola Hellenic Bottling	5,420	141
EFG Eurobank Ergasias	15,119	236
Hellenic Petroleum	4,825	58
Hellenic Telecommunications	13,829	231
Marfin Investment Group	19,500	77
National Bank of Greece (1)	22,292	810
OPAP	8,980	230

Public Power (1)	4,490	91
Titan Cement	2,233	77
Total Greece (Cost $3,119)		2,459

HONG KONG 2.9%

Common Stocks 2.9%

ASM Pacific Technology	7,500	58
Bank of East Asia	67,980	237
Boc Hong Kong	158,500	364
Cafe de Coral Holdings	16,000	35
Cathay Pacific Airways (1)	59,000	95
Cheung Kong Holdings	64,000	815
Cheung Kong Infrastructure	17,000	60
Chinese Estates Holdings	14,500	25
Chong Hing Bank (2)	7,000	14
Citic Resources Holdings (1)	78,700	22
CLP Holdings	66,900	447
Dah Sing Banking Group (1)	6,400	9
Dah Sing Financial (1)	4,800	27
Esprit Holdings	43,700	286
First Pacific (2)	94,000	55
First Pacific, Rights, 11/19/09 (1)	18,800	3
Foxconn (1)	83,000	74
Fubon Bank	12,000	5
Galaxy Entertainment (1)	53,000	22
Giordano International	58,000	14
Great Eagle Holdings (2)	12,000	31
Guoco Group	5,000	56
Hang Lung Group	37,000	188
Hang Lung Properties	78,000	294
Hang Seng Bank	28,700	407
Henderson Land Development	40,569	286
Hong Kong & China Gas	187,453	450

Hong Kong Aircraft Engineerg	3,200	38
Hong Kong Electric (2)	60,000	320
Hong Kong Exchanges	39,300	690
Hongkong & Shanghai Hotels	28,000	40
Hongkong Land Holdings (USD)	63,000	295
Hopewell Holdings	33,500	107
Hutchison Harbour Ring	138,000	10
Hutchison Telecommunications	55,000	11
Hutchison Telecommunications, Hong Kong Holdings	55,000	10
Hutchison Whampoa	118,000	826
Hysan Development	29,000	85
Industrial & Commercial Bank of China	19,000	44
iShares MSCI Hong Kong Index Fund (USD)	10,700	166
Jardine Matheson (USD)	9,600	286
Johnson Electric (1)	71,000	31
Kerry Properties	21,000	118
Kingboard Chemical Holdings	24,500	99
Kowloon Development	22,000	23
Lee & Man Paper Manufacturing	13,600	27
Li & Fung	101,600	425
Lifestyle International Holdings	25,500	41
LINK, REIT	80,000	183
Mongolia Energy (1)	59,000	25
MTR	63,000	223
New World China Land (2)	42,800	17
New World Development	109,000	233
NWS Holdings	24,000	45
Orient Overseas International	9,700	48
PCCW	195,000	48
Public Financial Holdings	12,000	6
Shangri-La Asia (2)	56,000	107
Shun Tak Holdings (2)	44,000	30
Sino Land	92,000	177
Sun Hung Kai Properties	71,000	1,073

Swire Pacific	34,000	413
Techtronic Industries	58,000	47
Television Broadcasts	13,000	61
Texwinca Holdings	26,000	22
Tingyi (Cayman Island)	84,000	188
Wharf Holdings	52,000	281
Wheelock	30,000	96
Wing Hang Bank	8,500	83
Yue Yuen Industrial	19,500	54
Total Hong Kong (Cost $10,367)		11,531

IRELAND 0.3%

Common Stocks 0.3%

Allied Irish Banks (1)	33,032	90
Anglo Irish Bank (1)	29,788	0
Bank of Ireland (1)	38,525	98
CRH	25,128	613
Elan (1)	17,818	95
Kerry Group	5,095	151
Ryanair Holdings, ADR (USD) (1)	4,000	109
Total Ireland (Cost $3,323)		1,156

ISRAEL 0.7%

Common Stocks 0.7%

Africa-Israel Investments (1)	396	5
Bank Hapoalim (1)	37,034	134
Bank Leumi Le-Israel (1)	23,116	90
Bezeq Israeli Telecommunication	73,191	163
Cellcom Israel	1,918	57
Clal Industries & Investment (1)	1,851	9
Clal Insurance Enterprise Holdings (1)	416	9
Delek Automotive Systems	713	8

Delek Group	91	15
Discount Investment	1,006	23
Elbit Imaging (1)	400	10
Elbit Systems	828	50
First International Bank of Israel (1)	2,234	6
Gazit-Globe	1,478	14
Harel Insurance (1)	250	12
Hot Telecommunication System (1)	896	9
IDB Holding	593	14
Israel (1)	91	62
Israel Chemicals	19,256	225
Israel Discount Bank (1)	11,573	22
Koor Industries	374	11
Makhteshim-Agan	8,825	42
Migdal Insurance & Financial Holding (1)	8,150	13
NICE Systems (1)	2,363	73
Oil Refineries	31,470	17
Ormat Industries	1,394	12
Osem Investment	1,747	22
Partner Communications	3,083	58
Paz Oil	120	19
Property & Building	69	5
Shufersal	2,506	12
Strauss Group	1,237	16
Teva Pharmaceuticals	32,648	1,642
United Mizrahi Bank (1)	4,362	35
Total Israel (Cost $2,699)		2,914

ITALY 3.6%

Common Stocks 3.6%

A2A (2)	60,008	111
Assicurazioni Generali (2)	57,070	1,437
Atlantia	16,094	381

Autogrill (1)	5,081	57
Banca Carige	30,254	85
Banca Monte dei Paschi di Siena (2)	103,086	195
Banco Pololare S.p.A. (1)	24,040	208
Banco Popolare di Milano	15,578	116
Benetton Group	2,868	28
Bulgari (2)	5,798	47
Buzzi Unicem	3,196	54
Edison	19,362	30
Enel	257,617	1,536
Eni S.p.A.	100,416	2,490
EXOR	4,295	85
Fiat (1)(2)	30,624	455
Finmeccanica S.p.A	16,238	273
Fondiaria Sai S.p.A. (2)	4,545	83
Intesa Sanpaolo (1)	326,601	1,376
Italcementi S.p.A.	1,218	17
Italcementi S.p.A. RNC	7,317	55
Lottomatica	2,344	50
Luxottica (1)	5,206	126
Mediaset (2)	33,252	216
Mediobanca	16,000	204
Mediobanca, Warrant, 3/18/11 (1)	15,239	4
Mediolanum (2)	8,589	54
Parmalat	62,575	173
Pirelli (1)	153,686	86
Saipem	12,376	367
Saras S.p.A. Raffinerie Sarde (2)	15,023	49
Snam Rete Gas (2)	60,318	293
Telecom Italia	160,375	177
Telecom Italia, Ordinary Shares	533,770	848
Terna	56,301	223
UBI Banca, Warrant, 6/30/11 (1)	24,509	2
Unicredit	618,358	2,068

Unione di Banche Italiane (2)	23,785	339
Unipol Gruppo Finanziario (1)(2)	811	1
		14,399
Preferred Stocks 0.0%		
Unipol Gruppo Finanziario (1)	76,677	73
		73
Total Italy (Cost $19,699)		14,472
JAPAN 18.8%		
Common Stocks 18.8%		
ABC-Mart (2)	1,000	29
ACOM (2)	1,840	23
Advantest (2)	5,600	123
AEON Credit Service (2)	3,100	30
AEON Mall	3,400	72
Aioi Insurance (2)	21,000	92
Air Water	5,000	59
Aisin Seiki	5,500	138
Ajinomoto	20,000	187
Alfresa Holdings	1,200	52
All Nippon Airways	30,000	83
Alps Electric	5,400	33
Amada	11,000	67
Aoyama Trading	2,000	32
Aozora Bank	33,000	38
Asahi Breweries	13,600	242
Asahi Glass	33,000	275
Asahi Kasei	40,000	197
Asatsu (2)	1,300	26
Asics (2)	6,000	53
Astellas Pharma	13,936	510
Autobacs Seven	1,100	37

AWA Bank	7,000	37
Axell	200	8
Bank of Kyoto	10,000	91
Bank of Nagoya	6,000	24
Benesse Holdings	3,000	133
Bridgestone	22,900	375
Brother Industries	10,400	118
Canon	46,800	1,756
Canon Sales	3,000	48
Capcom	1,900	32
Casio Computer (2)	8,200	60
Central Japan Railway	63	421
Chiba Bank	25,000	153
Chiyoda (2)	7,000	50
Chubu Electric (2)	21,600	484
Chugai Pharmaceutical (2)	8,400	165
Chugoku Bank	7,000	94
Chugoku Electric Power (2)	10,400	211
Chuo Mitsui Trust Holdings	43,000	156
Circle K Sunkus	1,700	23
Citizen Holdings	11,300	64
Coca-Cola West	2,200	41
COMSYS Holdings	3,800	38
Cosmo Oil	24,000	63
Credit Saison (2)	6,800	76
Culture Convenience Club (2)	2,800	17
Dai Nippon Printing	20,000	249
Daicel Chemical Industries	10,000	60
Daido Steel	12,000	41
Daihatsu Motor (2)	6,000	62
Daiichi Sankyo	20,700	410
Daikin Industries	8,300	283
Dainippon Screen (2)	8,000	33
Dainippon Sumitomo Pharma	6,000	62

Daishi Bank	11,000	40
Daito Trust Construction	3,500	146
Daiwa House	17,000	180
Daiwa Securities Group	64,000	340
Dena (2)	14	48
Denki Kagaku Kogyo (2)	20,000	73
Denso (2)	16,200	443
Dentsu (2)	5,200	110
DIC	23,000	38
Disco Corporation	700	38
Don Quijote	2,100	56
Dowa Holdings (2)	11,000	63
Dowa Holdings, Rights, 1/29/10 (1)	5,000	1
East Japan Railway	11,000	705
Ebara	12,000	53
Eisai (2)	8,300	294
Electric Power Development (2)	6,300	197
Elpida Memory (1)	5,200	67
Ezaki Glico	4,000	44
FamilyMart (2)	2,700	80
Fanuc	6,700	563
Fast Retailing	2,000	331
Fuji Electric Holdings (2)	22,000	41
Fuji Heavy Industries (1)	22,000	85
Fuji Media Holdings	4	6
FUJIFILM Holdings	14,500	417
Fujikura (2)	14,000	67
Fujitsu Limited (2)	58,000	337
Fukuoka Financial	32,000	116
Fukuyama Transporting (2)	4,000	21
Funai Electric	400	19
Furukawa Electric (2)	20,000	75
Glory Limited	1,900	42
GS Yuasa (2)	11,000	94

Gunma Bank	14,000	73
Gunze	7,000	28
H20 Retailing	4,000	24
Hachijuni Bank (2)	15,000	88
Hakuhodo Dy Holdings	1,150	58
Hamamatsu Photonics	2,500	63
Hankyu Hanshin Holdings	47,000	210
Haseko	50,000	38
Heiwa	2,300	22
HIGO Bank	7,000	42
Hikari Tsushin	700	13
Hino Motors (1)(2)	9,000	33
Hirose Electric (2)	1,100	114
Hiroshima Bank	18,000	69
Hisamitsu Pharmaceutical	1,800	62
Hitachi	94,000	303
Hitachi Cable	6,000	16
Hitachi Capital	1,500	19
Hitachi Chemical	3,900	78
Hitachi Construction Machinery (2)	3,400	79
Hitachi High-Technologies (2)	1,600	26
Hitachi Koki	1,900	21
Hitachi Metals (2)	6,000	57
Hokkaido Electric Power (2)	6,100	118
Hokkoku Bank	10,000	39
Hokugin Financial Group	39,000	84
Hokuriku Electric	6,200	142
Honda	48,300	1,495
House Foods	2,200	35
HOYA	12,200	267
Hyakugo Bank	8,000	38
Hyakujushi Bank	9,000	37
Ibiden	4,200	149
Idemitsu Kosan	800	58

IHI (1)	43,000	81
Inpex (2)	27	221
Isetan Mitsukoshi Holdings (2)	11,220	106
iShares MSCI Japan Index Fund (USD)	118,200	1,130
Isuzu Motors (1)	48,000	100
IT Holdings	2,400	29
ITO EN (2)	2,300	39
ITOCHU	45,000	281
ITOCHU Techno-Solutions (2)	1,100	30
Iyo Bank	9,000	81
Izumi	2,400	29
J. Front Retailing	14,800	70
JAFCO	1,400	37
Japan Airlines System (1)(2)	36,000	46
Japan Petroleum Exploration	1,100	55
Japan Steel Works (2)	10,000	110
Japan Tobacco	184	513
Jfe Holdings	16,875	543
JGC	7,000	134
Joyo	23,000	101
JS Group	8,800	144
JSR	7,200	140
Jtekt	12,000	127
Juroku Bank	11,000	40
JUSCO (2)	22,400	200
kabu.com Securities (2)	15	16
Kagome (2)	3,700	70
Kagoshima Bank	6,000	44
Kajima (2)	30,000	70
Kamigumi	8,000	59
Kandenko 1942	3,000	18
Kaneka	7,000	46
Kansai Electric Power	26,500	576
Kansai Paint (2)	8,000	67

Kansai Urban Banking	12,000	17
Kao	20,200	454
Kawasaki Heavy Industries (2)	47,000	117
Kawasaki Kisen Kaisha (1)(2)	18,000	66
KDDI	124	659
Keihan Electric Railway (2)	21,000	89
Keihin Electric Express Railway	15,000	120
Keio (2)	18,000	114
Keisei Electric Railway	10,000	56
Keyence	1,540	306
Kikkoman (2)	6,000	69
Kinden	7,000	57
Kintetsu (2)	48,000	170
Kirin Holdings	27,000	443
Kissei Pharmaceutical	2,000	45
Kobayashi Pharmaceutical (2)	800	34
Kobe Steel (1)	88,000	159
Koito Manufacturing (2)	3,000	43
Kokuyo	3,800	33
Komatsu	37,000	719
Komeri	1,600	44
Konami (2)	4,000	72
Konica	15,000	140
Kose (2)	1,000	22
Kubota	24,000	186
Kuraray (2)	14,500	150
Kurita Water Industries (2)	3,700	114
Kyocera	7,100	594
Kyowa Hakko Kirin	9,000	104
Kyushu Electric Power (2)	13,300	272
Lawson	2,800	125
Leopalace21 (1)(2)	4,700	25
Lintec	1,500	27
Lion Corporation	9,000	45

Mabuchi Motor	1,300	62
Makita	4,100	137
Marubeni	49,000	244
Marui Group (2)	9,300	53
Maruichi Steel Tube (2)	2,600	48
Matsui Securities (2)	4,200	30
Matsumotokiyoshi Holdings (2)	1,600	37
Mazda Motor (1)(2)	26,000	58
Medipal Holdings	6,800	96
Meiji Holdings (1)(2)	2,070	84
Minebea	15,000	63
Miraca Holdings	1,600	52
Misumi (2)	1,700	29
Mitsubishi	46,700	998
Mitsubishi Chemical	42,500	158
Mitsubishi Electric	60,000	453
Mitsubishi Estate	38,000	577
Mitsubishi Gas Chemical	14,000	64
Mitsubishi Heavy Industries (2)	124,000	436
Mitsubishi Logistics (2)	5,000	54
Mitsubishi Materials (1)(2)	36,000	95
Mitsubishi Motors (1)(2)	155,000	227
Mitsubishi Rayon	18,000	63
Mitsubishi Tanabe Pharma	6,000	77
Mitsubishi UFJ Financial (2)	406,290	2,169
Mitsubishi UFJ Lease & Finance (2)	1,750	52
Mitsui	50,200	648
Mitsui Chemicals (2)	23,000	79
Mitsui Engineer & Shipbuilding (2)	23,000	59
Mitsui Fudosan	32,000	514
Mitsui Mining & Smelting (1)(2)	22,000	57
Mitsui Osk Lines	34,000	197
Mitsui Sumitomo Insurance Group Holdings	15,800	374
Mitsumi Electric (2)	3,400	69

Mizuho Asset Trust & Banking (1)	59,000	55
Mizuho Financial Group	385,400	766
Mizuho Investors (1)	15,000	15
Mizuho Securities	19,000	65
Mochida Pharmaceutical	4,000	41
Monex Group	46	18
Mori Seiki	3,000	32
Murata Manufacturing	8,500	419
Musashino Bank	1,000	29
Nabtesco (2)	2,000	23
Nagase & Company	3,000	36
Nagoya Railroad (2)	25,000	76
Namco Bandai Holdings	7,300	75
Nanto Bank	11,000	60
NEC (1)(2)	57,000	160
NEC Electronics (1)	1,000	7
NGK Insulators (2)	9,000	202
NGK Spark Plug	4,000	45
NHK Spring (2)	7,000	55
Nichirei	9,000	34
Nidec	2,200	188
Nidec Sankyo (2)	2,000	15
Nikon (2)	11,000	205
Nintendo	3,900	994
Nippon Electric Glass	9,500	104
Nippon Express	30,000	122
Nippon Kayaku	5,000	45
Nippon Meat Packers (2)	6,000	70
Nippon Mining	26,000	115
Nippon Oil	41,000	200
Nippon Paint	8,000	48
Nippon Paper Group	3,200	85
Nippon Sheet Glass	26,000	76
Nippon Shokubai	5,000	42

Nippon Steel	188,000	708
Nippon Telegraph & Telephone	19,300	797
Nippon Television Network	200	26
Nippon Yusen Kabushiki Kaish	35,000	131
Nipponkoa Insurance (2)	23,000	125
Nipro	1,000	22
Nishi-Nippon Bank	22,000	55
Nishi-Nippon Railroad	12,000	46
Nissan (1)	83,000	590
Nissan Chemical Industries	7,000	90
Nissay Dowa General Insurance	6,000	27
Nissha Printing (2)	1,300	61
Nisshin Seifun Group (2)	7,000	93
Nisshin Steel (2)	29,000	48
Nisshinbo Holdings (2)	5,000	49
Nissin Foods	3,600	127
Nitori	1,100	90
Nitto Denko	4,900	146
NOK	5,100	68
Nomura Real Estate	2,700	43
Nomura Research Institute	6,300	137
Nomura Securities	125,600	879
NS Solutions	600	11
NSK	16,000	92
NTN (2)	14,000	52
NTT Data	42	120
NTT DoCoMo	660	961
NTT Urban Development (2)	52	42
Obayashi (2)	21,000	79
Obic (2)	200	34
Odakyu Electric Railway (2)	21,000	172
Ogaki Kyoritsu Bank	9,000	31
Oji Paper (2)	30,000	131
Okasan Securities Group	4,000	19

Okuma	5,000	24
Olympus Optical (2)	7,600	237
Omron	9,000	152
ONO Pharmaceutical	3,400	163
Onward Holdings (2)	5,000	31
Oracle (2)	1,000	44
Oriental Land (2)	1,400	95
ORIX (2)	4,070	265
Osaka Gas	61,000	205
OSAKA Titanium Technologies (2)	600	16
Otsuka	500	26
Pacific Metals	6,000	44
Panahome	3,000	19
Panasonic (2)	85,965	1,192
Panasonic Electric Works (2)	8,671	108
Point	270	16
Promise (1)(2)	4,000	26
Q.P.	4,500	52
Rengo	7,000	40
Resona Holdings (2)	17,000	203
Ricoh (2)	21,000	290
Rinnai	1,500	66
Rohm Company	4,500	296
Ryohin Keikaku (2)	1,100	50
San-In Godo Bank	5,000	44
Sankyo-Gunma	1,800	103
Santen Pharmaceutical	2,400	83
Sanyo Electric (1)(2)	53,000	128
Sapporo (2)	11,000	58
Sapporo Hokuyo Holdings	12,000	40
SBI Holdings (2)	629	114
Secom	6,600	309
Sega Sammy Holdings (2)	5,440	77
Seibu	1,000	6

Seiko Epson	5,500	86
Seino Holdings	6,000	45
Sekisui Chemical	15,000	89
Sekisui House	19,000	163
Seven & I	26,352	578
Sharp (2)	31,000	328
Shiga Bank	8,000	49
Shikoku (2)	6,800	192
Shima Seiki (2)	1,100	22
Shimachu (2)	2,000	47
Shimadzu (2)	8,000	55
Shimamura	700	67
Shimano (2)	2,700	103
Shimizu (2)	23,000	88
Shin-Etsu Chemical	11,800	622
Shinko Electric	2,700	39
Shinsei Bank (1)(2)	59,000	76
Shionogi	10,000	216
Shiseido (2)	11,000	201
Shizuoka Bank (2)	20,000	199
Showa Denko	35,000	67
Showa Shell Sekiya	4,400	43
SKY Perfect JSAT Holdings	29	13
SMC	2,000	230
Softbank (2)	20,300	476
Sohgo Security Services (2)	2,000	23
Sojitz	46,300	85
Sompo Japan (2)	28,000	167
Sony (2)	36,600	1,076
Sony Financial Holdings	33	94
Sotetsu Holdings (2)	12,000	52
Square Enix Holdings	1,800	45
Stanley Electric	5,300	103
Sumco (2)	4,000	76

Sumisho Computer Systems	1,100	17
Sumitomo	35,200	343
Sumitomo Bakelite (2)	8,000	37
Sumitomo Chemicals	47,000	186
Sumitomo Electric Industries	22,200	267
Sumitomo Forestry (2)	5,100	39
Sumitomo Heavy Industries	17,000	77
Sumitomo Metal Industries	135,000	343
Sumitomo Metal Mining	21,000	329
Sumitomo Mitsui Financial (2)	35,400	1,216
Sumitomo Osaka Cement (2)	17,000	29
Sumitomo Real Estate Sales	340	12
Sumitomo Realty & Development (2)	17,000	319
Sumitomo Rubber Industries (2)	5,100	47
Sumitomo Trust & Banking	47,000	243
Sundrug	700	18
Suruga Bank	7,000	63
Suzuken (2)	1,800	64
Suzuki Motor	15,200	370
Sysmex	600	27
T&D Holdings	7,600	195
Taiheiyo Cement (2)	28,000	32
Taisei	30,000	59
Taisho Pharmaceutical (2)	9,000	164
Taiyo Nippon Sanso (2)	11,000	123
Taiyo Yuden	5,000	55
Takara Holdings	6,000	37
Takashimaya	9,000	60
Takata	1,600	30
Takeda Pharmaceutical	22,500	905
Takefuji (2)	2,280	8
TDK	3,700	210
Teijin (2)	28,000	82
TEPCO	37,300	921

Terumo	5,900	308
The 77 Bank	11,000	64
The Bank of Yokohama	39,000	189
The Keiyo Bank (2)	6,000	29
THK (2)	5,000	86
Tobu Railway (2)	24,000	131
Toda	9,000	30
Toho (2)	5,300	80
Toho Gas	16,000	83
Toho Titanium (2)	1,200	15
Tohoku Electric Power	14,200	293
Tokai Carbon	6,000	29
Tokai Rika	1,500	31
Tokai Rubber Industries	1,200	14
Tokio Marine Holdings	22,200	571
Tokuyama	9,000	56
Tokyo Broadcasting System	1,500	22
Tokyo Electron	5,100	283
Tokyo Gas	77,000	305
Tokyo Steel (2)	4,600	60
Tokyo Style	3,000	25
Tokyo Tatemono (2)	9,000	42
Tokyu	36,000	157
Tokyu Land (2)	15,000	61
TonenGeneral Sekiyu (2)	11,000	100
Toppan Forms (2)	1,400	17
Toppan Printing (2)	20,000	178
Toray Industries	40,000	227
Toshiba	114,000	644
Toshiba Tec	5,000	20
Tosoh (2)	18,000	48
TOTO (2)	10,000	59
Toyo Seikan Kaisha (2)	6,100	102
Toyo Suisan Kaisha	3,000	79

PORTUGAL 0.4%

Common Stocks 0.4%

Banco BPI	12,154	41
Banco Comercial	131,317	187
Banco Espirito Santo	10,719	79
Brisa	16,051	158
Cimpor-Cimentos de Portugal	7,357	57
EDP Renovaveis (1)	9,200	92
Electricidade de Portugal	102,933	455
Galp Energia SGPS (2)	9,186	155
Jeronimo Martins	9,251	82
Portugal Telecom	33,650	384
ZON Multimedia Servicos de Tel (2)	11,602	73
Total Portugal (Cost $2,074)		1,763

SINGAPORE 1.4%

Common Stocks 1.4%

Allgreen Properties	31,000	25
CapitaCommercial Trust, REIT	78,880	59
CapitaLand	119,500	345
Capitamall Trust, REIT	89,100	100
Cerebos Pacific	2,000	5
Chartered Semiconductor (1)	15,000	28
City Developments	26,000	181
ComfortDelGro	78,012	84
Cosco	35,000	27
DBS Group	63,000	575
Fraser & Neave	52,000	141
Golden Agri-Resources	352,872	105
Golden Agri-Resources, Warrant, 7/24/12 (1)	20,509	2
Guocoland	7,000	9

Haw Par	5,307	21
Hotel Properties	6,600	10
iShares MSCI Singapore Index Fund (USD)	9,100	95
Jardine Cycle & Carriage	5,000	82
Keppel	44,000	252
Keppel Land	26,000	51
Mobileone	14,385	18
Neptune Orient Lines	38,000	42
Noble Group	93,880	171
Olam International	55,300	106
Oversea-Chinese Banking	86,000	462
Pacific Century Region Developments	28,600	4
Parkway Holdings	33,000	59
People's Food Holdings	31,000	15
Sembcorp Industries	34,520	81
Sembcorp Marine	32,600	79
SIA Engineering	7,000	14
Singapore Airlines	22,333	214
Singapore Airport Terminal Services	303	1
Singapore Exchange	40,000	227
Singapore Land	6,000	23
Singapore Post	56,000	38
Singapore Press	59,750	163
Singapore Technologies	58,000	117
Singapore Telecommunications	292,250	605
SMRT	24,000	29
Starhub	26,950	36
Stats ChipPAC (1)	15,000	9
United Overseas Bank	42,520	508
United Overseas Land	22,652	54
Venture	10,000	64
Wheelock Properties	11,000	14
Wilmar International	90,000	396
Wing Tai Holdings	18,700	22

Yanlord Land Group	21,000	34
Total Singapore (Cost $5,436)		5,802

SOUTH KOREA 3.9%

Common Stocks 3.9%

iShares MSCI South Korea Index Fund (USD)	366,000	15,694
STX Pan Ocean (SGD)	4,100	39
Total South Korea (Cost $17,214)		15,733

SPAIN 4.8%

Common Stocks 4.8%

Abertis Infraestructuras	13,209	282
Acciona	954	117
ACERINOX (2)	9,545	190
ACS Group	9,244	445
Banco Bilbao Vizcaya Argenta	136,782	2,450
Banco de Sabadell (2)	45,041	304
Banco de Valencia	8,709	74
Banco Espanol de Credito	3,291	42
Banco Popular Espanol (2)	46,323	413
Banco Santander	287,785	4,632
Banco Santander, Rights, 10/30/09 (1)	287,742	51
Bankinter	13,194	139
Cintra Concesiones De Infrae	8,803	91
Corporacion Financiera Alba	1,171	61
Criteria Caixacorp	37,867	185
Enagas	6,720	138
Endesa (2)	3,113	104
Fomento de Construcciones y Contratas (2)	1,911	78
Gamesa	8,941	164
Gas Natural	16,807	338
Gestevision Telecinco	3,896	40

Grifols (2)	7,997	129
Grupo Ferrovial (2)	2,632	109
Iberdrola	183,526	1,664
Iberdrola Renovables	31,709	141
Inditex	9,163	538
Indra Sistemas	5,764	135
Mapfre (2)	31,386	134
Red Electrica	2,031	105
Repsol	44,855	1,194
Telefonica	161,436	4,506
Vallehermoso (1)	4,721	71
Zardoya Otis	5,023	101
Total Spain (Cost $18,070)		19,165

SWEDEN 2.5%

Common Stocks 2.5%

Alfa Laval (2)	12,395	154
Assa-Abloy	12,941	230
Atlas Copco, A Shares	30,740	420
Atlas Copco, B Shares	5,770	70
Boliden	10,526	129
Electrolux (1)	11,238	273
Hennes & Mauritz	10,736	616
Holmen	2,361	65
Husqvarna (1)	15,808	101
Industrivarden, A Shares (2)	12,903	156
Industrivarden, C Shares	1,348	15
Investor, B Shares	16,980	304
iShares MSCI Sweden Index Fund (USD)	4,700	110
LM Ericsson	109,310	1,165
Nordea Bank (2)	147,771	1,617
S-E-Banken (2)	77,972	486
Sandvik, A Shares (2)	43,597	491

Scania, B Shares (2)	15,014	196
Securitas, B Shares (2)	13,059	124
Skanska (2)	14,863	222
SKF, B Shares	15,226	245
SSAB, A Shares (2)	10,587	165
SSAB, B Shares	1,455	21
Svenska Cellulosa, B Shares	22,136	308
Svenska Handelsbanken, A Shares	22,659	596
Swedbank (1)	21,761	192
Swedish Match	9,571	199
Tele2 AB	15,251	225
TeliaSonera	82,515	551
Volvo, A Shares	17,555	166
Volvo, B Shares	60,525	582
Total Sweden (Cost $10,879)		10,194

SWITZERLAND 7.0%

Common Stocks 7.0%

ABB (2)	85,365	1,590
Actelion (1)	3,559	196
Adecco (2)	5,328	238
Baloise Holding	1,877	161
BKW FMB Energie AG (2)	631	52
Cie Financ Richemont	19,184	537
Credit Suisse	41,680	2,226
EFG International	1,654	27
GAM Holding (2)	7,921	97
Geberit (2)	1,614	267
Givaudan	308	228
Holcim (1)(2)	8,939	568
iShares MSCI Switzerland Index Fund (USD)	16,500	353
Julius Baer (1)	7,921	298
Kuehne & Nagel	2,252	204

Lindt & Spruengli, Participation Certificates (2)	60	126
Lindt & Spruengli, Registered Shares (2)	3	76
Lonza Group (2)	1,894	148
Nestle	128,325	5,965
Nobel Biocare	4,666	132
Novartis	79,572	4,151
Pargesa Holding (2)	1,486	119
Petroplus Holdings (2)	3,388	74
Roche Holding - Genusscheine	24,702	3,958
Schindler Holding	1,590	109
Schindler Holding, Registered Shares (2)	244	17
SGS Group (2)	220	294
Sonova Holding	1,881	194
Straumann Holding	300	72
Swiss Life Holding	1,312	157
Swiss Reinsurance (2)	12,975	529
Swisscom	802	290
Syngenta	3,562	843
Synthes Stratec	1,782	211
The Swatch Group	1,576	367
The Swatch Group, Registered Shares (2)	1,169	52
UBS (1)(2)	129,110	2,162
Zurich Financial Services	5,223	1,196
Total Switzerland (Cost $28,403)		28,284

UNITED KINGDOM 19.7%

Common Stocks 19.7%

3I Group	36,168	156
Admiral Group	6,975	117
Aegis Group	44,708	81
Alliance Trust	25,219	125
AMEC	12,661	167
Anglo American (1)	48,730	1,770

Antofagasta	14,801	187
Associated British Foods	14,863	201
AstraZeneca	53,634	2,411
Autonomy (1)	8,351	184
Aviva	100,659	630
Bae Systems	129,588	667
Barclays (1)	404,732	2,118
BG Group	123,823	2,135
BHP Billiton	126,996	3,435
BP	662,462	6,239
British Airways (1)	22,443	67
British American Tobacco	61,941	1,978
British American Tobacco	11,434	365
British Land	31,999	247
British Sky Broadcasting	49,343	430
British Telecommunications	284,197	607
Bunzl	12,621	137
Burberry Group	16,237	143
Cable & Wireless	95,264	226
Cadbury PLC	49,972	629
Cairn Energy (1)	5,098	220
Capita Group	23,362	292
Carnival	7,977	247
Carphone Warehouse Group	14,340	43
Centrica	187,368	761
Cobham	42,561	153
Compass Group	69,843	443
Daily Mail & General TST	10,475	68
Diageo	92,566	1,509
Drax	12,763	97
Eurasian Natural Resources	14,691	201
Experian	38,296	351
Foreign & Colonial Investment	25,656	105
Fresnillo	7,564	92

Friends Provident	87,196	117
G4S	52,855	219
GlaxoSmithKline	192,592	3,955
Hammerson	26,163	174
Hays	52,141	84
Home Retail	32,867	156
HSBC	604,879	6,694
ICAP	18,124	121
Imperial Tobacco	37,364	1,101
Inmarsat Ventures	16,056	147
InterContinental Hotels	10,740	138
International Power	57,746	240
Invensys	29,880	138
iShares MSCI United Kingdom Index Fund (USD)	68,700	1,064
J. Sainsbury	66,101	357
Johnson Matthey	8,058	186
Kingfisher	87,918	322
Ladbrokes	33,865	67
Land Securities	28,373	307
Legal & General Group	220,004	283
Liberty International	21,234	157
Lloyds Banking Group (2)	568,987	805
Logica	58,667	111
Lonrho (1)	7,186	171
Man Group	63,523	321
Marks & Spencer Group	59,547	334
National Grid	89,954	894
Next	7,415	218
Northern Rock (1)	14,213	—
Old Mutual	199,619	346
PartyGaming (1)	3,960	15
Pearson	30,196	411
Petrofac	9,101	140
Provident Financial	5,078	77

Prudential	92,749	842
Randgold Resources	2,910	193
Reckitt Benckiser	26,033	1,294
Reed Elsevier	41,381	314
Rentokil Group (1)	67,941	116
Rexam	32,854	149
Rio Tinto	55,581	2,453
Rolls-Royce (1)	68,058	503
Rolls-Royce, Entitlement C Shares (1)	4,083,480	7
Royal Bank of Scotland (1)	625,010	427
Royal Dutch Shell, A Shares	125,075	3,707
Royal Dutch Shell, B Shares	95,529	2,767
RSA Insurance Group	124,251	246
SABMiller	43,260	1,136
Sage Group	50,098	175
Schroders	8,034	145
Schroders, Non-Voting Shares	434	6
Scottish & Southern Energy	33,826	599
Scottish Mortgage	10,228	82
Segro	26,984	156
Severn Trent	8,840	138
Shire	20,994	371
Smith & Nephew	33,318	295
Smiths Group	14,554	213
Standard Chartered	71,065	1,745
Standard Life	83,599	298
Tate & Lyle	17,150	126
Tesco	289,262	1,930
Thomas Cook Group	30,175	101
Tomkins	32,924	91
Tui Travel	19,653	75
Tullow Oil	29,403	570
Unilever	47,213	1,413
United Business Media	9,528	72

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the accompanying financial statements may differ from the value the fund ultimately realizes on the securities. Further, fund management believes that no events have occurred between October 31, 2009, the date of this report, and December 22, 2009, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund, annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements On November 1, 2008, the fund adopted new accounting guidance that defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on October 31, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the year ended October 31, 2009. Transfers into and out of Level 3 are reflected at the value of the security at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 securities during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 investments held at October 31, 2009 totaled $(103,000) for the year ended October 31, 2009.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On October 31, 2009, the value of loaned securities was $32,830,000; aggregate collateral received included U.S. government securities valued at $12,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $80,924,000 and $79,698,000, respectively, for the year ended October 31, 2009.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.

Distributions during the years ended October 31, 2009 and October 31, 2008 were characterized for tax purposes as follows:

At October 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of unrealized gains/losses on passive foreign investment companies for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2009, unused capital loss carryforwards expire as follows: $357,000 in fiscal 2011, $11,710,000 in fiscal 2016, and $18,321,000 in fiscal 2017.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2009, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2009, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and
Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 22, 2009

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/09

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $8,160,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $10,265,000 and foreign taxes paid of $501,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (2008 to present); Director, Vornado
2000	Real Estate Investment Trust (2004 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank
North America (2004 to present); Director, Chairman of the Board, and
Chief Executive Officer, The Rouse Company, real estate developers
(1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2000

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Norfolk Southern (2008
2003	to present); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc. (1984
2009	to 2008)

*Each independent director oversees 124 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[124]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[69]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Index Fund	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers, LLP
(to 2007)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Investment Services, Inc., and T. Rowe Price
Services, Inc.

Neil Smith (1972)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,179,000 and $2,174,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 22, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 22, 2009